Intangible Assets - Summary of Intangible Assets (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning balance	¥ 899,406	¥ 1,882,462	¥ 1,896,575
Additions	2,134	3,126	17,718
Disposals	(756)
Impairment	(403)	(963,948)
Amortization charge	(15,325)	(22,234)	(31,831)
Ending balance	885,056	899,406	1,882,462
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,073,765	2,070,639	2,449,433
Ending balance	1,642,721	2,073,765	2,070,639
Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(146,202)	(123,968)	(488,649)
Ending balance	(155,105)	(146,202)	(123,968)
Accumulated Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,028,157)	(64,209)	(64,209)
Ending balance	(602,560)	(1,028,157)	(64,209)
Trademarks and licenses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	846,628	1,810,576	1,810,576
Impairment	0	(963,948)	0
Ending balance	846,628	846,628	1,810,576
Trademarks and licenses [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,815,576	1,815,576	1,815,576
Ending balance	1,389,576	1,815,576	1,815,576
Trademarks and licenses [member] | Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(5,000)	(5,000)	(5,000)
Ending balance	(5,000)	(5,000)	(5,000)
Trademarks and licenses [member] | Accumulated Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(963,948)
Ending balance	(537,948)	(963,948)
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	52,778	71,886	85,999
Additions	2,134	3,126	17,718
Disposals	(756)
Impairment	(403)
Amortization charge	(15,325)	(22,234)	(31,831)
Ending balance	38,428	52,778	71,886
Computer software [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	258,189	255,063	633,857
Ending balance	253,145	258,189	255,063
Computer software [member] | Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(141,202)	(118,968)	(483,649)
Ending balance	(150,105)	(141,202)	(118,968)
Computer software [member] | Accumulated Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(64,209)	(64,209)	(64,209)
Ending balance	¥ (64,612)	¥ (64,209)	¥ (64,209)